Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

26.Commitments and contingencies

(a)Operating commitments

As of December 31, 2023, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2024	4,913
2025	4,680
2026	3,650
13,243

The commitments presented above mainly consist of property management fees, short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use assets and lease liabilities.

(b)Purchase obligations

In 2021, the Group signed a contract to purchase an exclusive license for broadcasting League of Legends matches from a fellow subsidiary of Tencent during the period from 2021 to 2025 at an aggregate purchase price of RMB2,013 million. In January 2023, as a result of  a supplemental agreement with Tencent, the Group no longer has any sub-licensing rights and the aggregate purchase price is decreased to RMB450 million, attributable to the  the period from 2023 to 2025.

(c)Capital and other commitments

As of December 31, 2023, the Group had outstanding capital expenditures contracted for construction in progress totalling RMB356,686.

26.Commitments and contingencies (continued)

(d)Legal proceedings

As of December 31, 2021, the Group involved in a few cases related to unfair competition in live streaming broadcasters recruitment. In 2022, these cases were all withdrawn.